share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
share-based compensation
Dividend reinvestment in common shares	$ 639	$ 582
Employee share purchase plan
share-based compensation
Dividend reinvestment in common shares	$ 47	$ 42